Expected Long Term Rates of Return on Different Asset Classes (Detail)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	2.70%
Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	3.60%
Glits
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	2.40%